CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 365,631	$ 52,284	¥ 342,082	¥ 640,831
Other comprehensive income/(loss), net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	(26,279)	(3,758)	16,971	15,391
Unrealized (loss)/gain on available-for-sale investments, net of tax effect of nil	11,685	1,671	(24,083)	0
Total comprehensive income	351,037	50,197	334,970	656,222
Less: comprehensive income attributable to non-controlling interest	0	0	0	1
Comprehensive income attributable to Sunlands Technology Group	¥ 351,037	$ 50,197	¥ 334,970	¥ 656,221